ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Jan. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [abstract]
Schedule of accounts payable and accrued liabilities
	January 31,	January 31,	January 31,
	2019	2018	2017
Accounts payable	$1,398,196	$85,014	$307,335
Accrued liabilities	3,297,310	44,796	44,021
Interest payable	285,610	22,358	-
	$4,981,116	$152,168	$351,356